UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512

                         Oppenheimer Capital Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                       SHARES           VALUE
                                                                                    ------------   --------------
COMMON STOCKS--39.1%
CONSUMER DISCRETIONARY--0.7%
MEDIA--0.4%
Cablevision Systems Corp. New York Group, Cl. A                                           85,000   $    1,246,100
Cinemark Holdings, Inc.                                                                  712,500        5,365,125
                                                                                                   --------------
                                                                                                        6,611,225
                                                                                                   --------------
SPECIALTY RETAIL--0.3%
OfficeMax, Inc.                                                                          655,000        3,569,750
                                                                                                   --------------
CONSUMER STAPLES--10.5%
BEVERAGES--0.4%
Coca-Cola Co. (The)                                                                      117,500        5,507,225
                                                                                                   --------------
FOOD & STAPLES RETAILING--0.4%
CVS Caremark Corp.                                                                       180,000        5,207,400
SUPERVALU, Inc.                                                                          127,250        1,515,548
                                                                                                   --------------
                                                                                                        6,722,948
                                                                                                   --------------
FOOD PRODUCTS--0.7%
B&G Foods, Inc.                                                                        1,020,500       10,541,765
                                                                                                   --------------
TOBACCO--9.0%
Altria Group, Inc.(1)                                                                  1,125,000       18,090,000
Lorillard, Inc.                                                                        1,050,000       63,451,500
Philip Morris International, Inc.                                                      1,341,500       56,557,640
                                                                                                   --------------
                                                                                                      138,099,140
                                                                                                   --------------
ENERGY--10.1%
ENERGY EQUIPMENT & SERVICES--0.8%
Halliburton Co.                                                                          246,900        4,345,440
Transocean, Inc.(2)                                                                      120,000        8,025,600
                                                                                                   --------------
                                                                                                       12,371,040
                                                                                                   --------------
OIL, GAS & CONSUMABLE FUELS--9.3%
BP plc, ADR(3)                                                                           575,000       27,996,750
Capital Product Partners LP                                                              215,000        1,851,150
ConocoPhillips                                                                           425,000       22,321,000
Enbridge Energy Management LLC(2)                                                              1                2
Kinder Morgan Management LLC(2)                                                        1,397,501       57,646,897
Marathon Oil Corp.                                                                       845,400       22,132,572
Southern Union Co.                                                                       360,250        4,949,835
Williams Cos., Inc. (The)                                                                325,000        5,271,500
                                                                                                   --------------
                                                                                                      142,169,706
                                                                                                   --------------
FINANCIALS--5.2%
CAPITAL MARKETS--0.3%
Bank of New York Mellon Corp.                                                             50,000        1,510,500
Merrill Lynch & Co., Inc.                                                                145,000        1,916,900
Morgan Stanley                                                                            75,000        1,106,250
                                                                                                   --------------
                                                                                                        4,533,650
                                                                                                   --------------
COMMERCIAL BANKS--0.1%
National City Corp.                                                                      675,000        1,356,750
                                                                                                   --------------
CONSUMER FINANCE--0.1%
SLM Corp.(2)                                                                             177,500        1,634,775
                                                                                                   --------------


                       1 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                       SHARES           VALUE
                                                                                    ------------   --------------
COMMON STOCKS CONTINUED
DIVERSIFIED FINANCIAL SERVICES--0.3%
CIT Group, Inc.                                                                          225,000   $      751,500
Citigroup, Inc.                                                                          487,500        4,041,375
                                                                                                   --------------
                                                                                                        4,792,875
                                                                                                   --------------
INSURANCE--4.4%
ACE Ltd.                                                                                 262,500       13,715,625
Everest Re Group Ltd.                                                                    590,000       46,291,400
Fidelity National Title Group, Inc., Cl. A                                               500,000        6,165,000
Hartford Financial Services Group, Inc. (The)                                            200,000        1,690,000
                                                                                                   --------------
                                                                                                       67,862,025
                                                                                                   --------------
HEALTH CARE--2.6%
PHARMACEUTICALS--2.6%
Abbott Laboratories                                                                      150,000        7,858,500
Bristol-Myers Squibb Co.                                                                 412,000        8,528,400
Merck & Co., Inc.                                                                        319,000        8,523,680
Pfizer, Inc.                                                                             945,000       15,526,350
                                                                                                   --------------
                                                                                                       40,436,930
                                                                                                   --------------
INDUSTRIALS--2.9%
AEROSPACE & DEFENSE--1.7%
Lockheed Martin Corp.                                                                    101,750        7,845,943
Raytheon Co.                                                                             297,500       14,518,000
United Technologies Corp.                                                                 75,000        3,639,750
                                                                                                   --------------
                                                                                                       26,003,693
                                                                                                   --------------
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Co.(3)                                                                  575,000        9,872,750
Siemens AG, Sponsored ADR                                                                100,000        5,970,000
                                                                                                   --------------
                                                                                                       15,842,750
                                                                                                   --------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Aircastle Ltd.                                                                           500,000        2,720,000
                                                                                                   --------------
INFORMATION TECHNOLOGY--0.9%
COMMUNICATIONS EQUIPMENT--0.3%
Corning, Inc.                                                                            482,500        4,347,325
                                                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
Intel Corp.                                                                              200,000        2,760,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                         287,500        2,055,625
                                                                                                   --------------
                                                                                                        4,815,625
                                                                                                   --------------
SOFTWARE--0.3%
Microsoft Corp.                                                                          250,000        5,055,000
                                                                                                   --------------
MATERIALS--0.3%
CHEMICALS--0.2%
BASF SE, Sponsored ADR                                                                    70,000        2,222,500
Lubrizol Corp. (The)                                                                      40,000        1,404,800
                                                                                                   --------------
                                                                                                        3,627,300
                                                                                                   --------------
METALS & MINING--0.1%
Teck Cominco Ltd., Cl. B                                                                 165,000          811,800
                                                                                                   --------------


                       2 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                       SHARES           VALUE
                                                                                    ------------   --------------
COMMON STOCKS CONTINUED
TELECOMMUNICATION SERVICES--4.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
AT&T, Inc.                                                                               470,000   $   13,423,200
Consolidated Communications Holdings, Inc.                                             1,292,500       13,157,650
Embarq Corp.                                                                              84,000        2,741,760
FairPoint Communications, Inc.                                                         1,595,000        5,582,500
Frontier Communications Corp.                                                          1,275,000       11,118,000
Qwest Communications International, Inc.                                               1,590,000        5,088,000
Windstream Corp.                                                                       1,350,000       11,961,000
                                                                                                   --------------
                                                                                                       63,072,110
                                                                                                   --------------
UTILITIES--1.8%
ELECTRIC UTILITIES--1.4%
Cleco Corp.                                                                              404,000        9,522,280
Exelon Corp.                                                                              33,500        1,883,035
FirstEnergy Corp.                                                                        185,000       10,837,300
                                                                                                   --------------
                                                                                                       22,242,615
                                                                                                   --------------
MULTI-UTILITIES--0.4%
CenterPoint Energy, Inc.                                                                 437,500        5,656,875
                                                                                                   --------------
Total Common Stocks (Cost $619,367,191)                                                               600,404,897
                                                                                                   --------------
PREFERRED STOCKS--5.2%
Bank of America Corp., 7.25% Non-Cum. Cv.                                                  2,750        1,663,750
CIT Group, Inc.:
7.75% Cv., Non-Vtg.                                                                      649,000        4,134,130
8.75% Cv., Series C                                                                      930,000       15,949,500
Citigroup, Inc., 6.50% Cv., Series T, Non-Vtg.                                           250,000        6,425,000
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.                           700,000        2,975,000
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                             40,000       10,824,800
Mylan, Inc., 6.50% Cv., Non-Vtg.                                                           3,600        2,124,000
National City Corp., 9.875% Cv., Series F, Non-Vtg.                                       75,000        1,574,250
NRG Energy, Inc., 5.75% Cv.                                                               49,500       10,586,565
Petroleo Brasileiro SA, Sponsored ADR                                                     95,000        1,689,100
Schering-Plough Corp., 6% Cv.                                                             21,350        3,277,225
Six Flags, Inc., 7.25% Cum. Cv. Preferred Income
   Equity Redeemable Shares, Non-Vtg.                                                    650,000          741,000
SLM Corp., 7.25% Cum. Cv., Series C, Non-Vtg.                                             11,500        5,522,875
United Rentals Trust I, 6.50% Cv. Quarterly Income
   Preferred Securities, Non-Vtg.                                                        253,569        3,565,814
XL Capital Ltd.:
7% Cv.                                                                                   175,000          357,000
10.75% Cv.                                                                               840,000        7,980,000
                                                                                                   --------------
Total Preferred Stocks (Cost $167,052,231)                                                             79,390,009
                                                                                                   --------------


                       3 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
MORTGAGE-BACKED OBLIGATIONS--39.4%
GOVERNMENT AGENCY--25.4%
FHLMC/FNMA/SPONSORED--25.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                      $  6,051,179   $    6,065,727
5%, 12/15/34                                                                             486,419          490,230
6%, 5/15/18                                                                            2,432,457        2,481,259
6.50%, 7/1/28-4/1/34                                                                     737,287          765,374
6.50%, 12/1/23(4)                                                                        635,000          650,478
7%, 12/1/23-10/1/31                                                                    6,709,867        6,999,047
8%, 4/1/16                                                                               303,544          323,429
9%, 8/1/22-5/1/25                                                                         92,171          100,609
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
   Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 19.452%, 3/25/36(5)                                              925,540          979,459
Series 2034, Cl. Z, 6.50%, 2/15/28                                                       466,980          486,896
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                    1,481,509        1,540,475
Series 2053, Cl. Z, 6.50%, 4/15/28                                                       482,202          500,193
Series 2080, Cl. C, 6.50%, 8/15/28                                                       873,108          903,004
Series 2279, Cl. PK, 6.50%, 1/15/31                                                      914,988          946,966
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                      473,044          488,650
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                    2,278,280        2,380,166
Series 2500, Cl. FD, 1.923%, 3/15/32(5)                                                  225,333          222,217
Series 2526, Cl. FE, 1.823%, 6/15/29(5)                                                  312,049          304,523
Series 2538, Cl. F, 2.023%, 12/15/32(5)                                                4,167,241        4,129,318
Series 2551, Cl. FD, 1.823%, 1/15/33(5)                                                  240,314          236,158
Series 3025, Cl. SJ, 19.534%, 8/15/35(5)                                                 344,678          357,201
Series 3094, Cl. HS, 19.168%, 6/15/34(5)                                                 594,375          618,188
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 15.505%, 6/1/26(6)                                                   399,121           81,533
Series 183, Cl. IO, 13.619%, 4/1/27(6)                                                   648,227          102,822
Series 184, Cl. IO, 20.083%, 12/1/26(6)                                                  694,631          141,180
Series 192, Cl. IO, 15.561%, 2/1/28(6)                                                   211,246           33,024
Series 200, Cl. IO, 14.993%, 1/1/29(6)                                                   258,310           52,708
Series 202, Cl. IO, 4.01%, 4/1/29(6)                                                   5,875,307        1,264,866
Series 2130, Cl. SC, 31.925%, 3/15/29(6)                                                 481,802           52,456
Series 216, Cl. IO, 14.406%, 12/1/31(6)                                                  493,067           83,219
Series 224, Cl. IO, 11.062%, 3/1/33(6)                                                 1,527,338          265,484
Series 243, Cl. 6, 9.089%, 12/15/32(6)                                                   921,333          120,761
Series 2527, Cl. SG, 54.948%, 2/15/32(6)                                               1,528,654           59,529
Series 2531, Cl. ST, 53.347%, 2/15/30(6)                                               1,768,744           69,754
Series 2796, Cl. SD, 52.066%, 7/15/26(6)                                                 729,524           91,290
Series 2802, Cl. AS, 99.99%, 4/15/33(6)                                                1,368,082          101,796
Series 2920, Cl. S, 60.459%, 1/15/35(6)                                                4,072,384          328,042
Series 3000, Cl. SE, 99.99%, 7/15/25(6)                                                4,531,229          349,133
Series 3110, Cl. SL, 99.99%, 2/15/26(6)                                                  788,338           55,297


                       4 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.175%, 6/1/26(7)                                               $    189,973   $      170,637
Series 192, Cl. PO, 5.707%, 2/1/28(7)                                                    211,246          186,791
Federal National Mortgage Assn.:
4.50%, 12/1/23(4)                                                                     22,880,000       22,880,000
5%, 12/1/23-12/1/38(4)                                                                76,545,000       77,199,883
5.50%, 1/1/38                                                                                 51               52
5.50%, 12/1/23-12/1/38(4)                                                             82,851,000       84,245,969
5.50%, 1/25/33(8)                                                                      1,438,884        1,467,420
6%, 12/18/23-12/1/38(4)                                                               65,556,000       67,009,363
6.50%, 5/25/17-11/25/31                                                                6,133,663        6,337,301
6.50%, 12/1/38(4)                                                                     22,856,000       23,495,259
7%, 11/1/17-7/25/35                                                                    6,091,344        6,374,260
7.50%, 1/1/33-3/25/33                                                                  8,986,511        9,479,291
8.50%, 7/1/32                                                                             33,098           35,904
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
   Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                   1,308,412        1,352,428
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                      827,560          853,491
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                 1,113,763        1,138,950
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                 1,826,710        1,915,306
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                        24,803           24,806
Trust 2003-130, Cl. CS, 11.31%, 12/25/33(5)                                              800,597          815,663
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                  1,903,000        1,881,742
Trust 2003-28, Cl. KG, 5.50%, 4/25/23(8)                                               3,485,000        3,448,918
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                    2,550,000        2,562,966
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                1,560,000        1,529,888
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                7,321,312        7,195,476
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                  1,430,000        1,431,037
Trust 2005-59, Cl. NQ, 13.388%, 5/25/35(5)                                               976,475        1,017,358
Trust 2006-46, Cl. SW, 19.084%, 6/25/36(5)                                               718,864          764,993
Trust 2006-50, Cl. KS, 19.085%, 6/25/36(5)                                             2,410,772        2,555,171
Trust 2006-50, Cl. SK, 19.085%, 6/25/36(5)                                               188,427          199,068
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 58.554%, 3/17/31(6)                                               596,942           91,069
Trust 2001-65, Cl. S, 52.553%, 11/25/31(6)                                             2,099,848          234,173
Trust 2001-81, Cl. S, 35.325%, 1/25/32(6)                                                455,872           49,185
Trust 2002-47, Cl. NS, 33.528%, 4/25/32(6)                                               908,842          106,141
Trust 2002-51, Cl. S, 33.842%, 8/25/32(6)                                                834,441           98,609
Trust 2002-52, Cl. SD, 32.225%, 9/25/32(6)                                               924,032          108,945
Trust 2002-60, Cl. SM, 52.809%, 8/25/32(6)                                             1,842,638          144,520
Trust 2002-7, Cl. SK, 54.40%, 1/25/32(6)                                                 580,396           55,471
Trust 2002-75, Cl. SA, 55.15%, 11/25/32(6)                                             2,532,108          283,889
Trust 2002-77, Cl. BS, 43.226%, 12/18/32(6)                                            1,096,528           99,949
Trust 2002-77, Cl. JS, 42.711%, 12/18/32(6)                                            1,877,053          170,936


                       5 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-77, Cl. SA, 43.658%, 12/18/32(6)                                         $  1,752,018   $      159,240
Trust 2002-77, Cl. SH, 38.755%, 12/18/32(6)                                              589,399           74,201
Trust 2002-89, Cl. S, 65.301%, 1/25/33(6)                                              2,319,244          269,549
Trust 2002-9, Cl. MS, 34.235%, 3/25/32(6)                                                567,238           61,748
Trust 2002-90, Cl. SN, 52.807%, 8/25/32(6)                                               948,842           64,364
Trust 2002-90, Cl. SY, 56.166%, 9/25/32(6)                                               399,354           28,506
Trust 2003-117, Cl. KS, 56.566%, 8/25/33(6)                                           14,785,522          838,997
Trust 2003-118, Cl. S, 50.458%, 12/25/33(6)                                            4,029,793          425,401
Trust 2003-33, Cl. SP, 55.375%, 5/25/33(6)                                             2,204,429          244,681
Trust 2003-46, Cl. IH, 8.795%, 6/1/33(6)                                               4,832,500          558,539
Trust 2003-89, Cl. XS, 52.226%, 11/25/32(6)                                            2,849,545          123,601
Trust 2004-54, Cl. DS, 40.019%, 11/25/30(6)                                              896,081           78,009
Trust 2005-105, Cl. S, 99.99%, 12/25/35(6)                                             3,508,128          207,675
Trust 2005-19, Cl. SA, 59.68%, 3/25/35(6)                                             10,548,657          775,145
Trust 2005-40, Cl. SA, 60.151%, 5/25/35(6)                                             2,399,465          160,560
Trust 2005-6, Cl. SE, 71.484%, 2/25/35(6)                                              3,042,456          220,857
Trust 2005-71, Cl. SA, 72.757%, 8/25/25(6)                                             2,849,831          215,181
Trust 2005-86, Cl. AI, 11.518%, 10/1/35(6)                                             7,208,615          944,336
Trust 2005-87, Cl. SE, 99.99%, 10/25/35(6)                                             7,083,801          368,292
Trust 2005-87, Cl. SG, 99.99%, 10/25/35(6)                                             6,307,034          440,612
Trust 2006-119, Cl. MS, 99.99%, 12/25/36(6)                                            2,540,029          182,537
Trust 2006-33, Cl. SP, 81.422%, 5/25/36(6)                                             6,490,522          562,918
Trust 2006-42, Cl. CI, 47.745%, 6/25/36(6)                                             5,834,100          491,093
Trust 2006-51, Cl. SA, 42.905%, 6/25/36(6)                                            28,953,726        2,232,144
Trust 222, Cl. 2, 19.37%, 6/1/23(6)                                                    1,508,357          323,582
Trust 240, Cl. 2, 24.073%, 9/1/23(6)                                                   2,319,913          553,665
Trust 252, Cl. 2, 20.234%, 11/1/23(6)                                                  1,120,218          268,466
Trust 273, Cl. 2, 17.033%, 8/1/26(6)                                                     305,324           65,344
Trust 302, Cl. 2, 5.932%, 6/1/29(6)                                                    1,655,068          327,261
Trust 303, Cl. IO, 18.285%, 11/1/29(6)                                                   398,351           95,657
Trust 308, Cl. 2, 13.816%, 9/1/30(6)                                                     997,583          233,983
Trust 321, Cl. 2, 8.304%, 4/1/32(6)                                                    4,593,413        1,000,035
Trust 331, Cl. 9, 21.99%, 2/1/33(6)                                                    1,247,866          171,068
Trust 333, Cl. 2, 8.157%, 4/1/33(6)                                                    6,460,706        1,066,110
Trust 334, Cl. 17, 29.31%, 2/1/33(6)                                                     736,859           97,171
Trust 334, Cl. 3, 11.109%, 7/1/33(6)                                                   1,152,938          156,969
Trust 334, Cl. 4, 11.279%, 7/1/33(6)                                                  11,758,576        1,600,551
Trust 338, Cl. 2, 7.081%, 7/1/33(6)                                                      979,547          161,921
Trust 339, Cl. 12, 12.20%, 7/1/33(6)                                                   3,092,100          431,057
Trust 339, Cl. 7, 10.829%, 7/1/33(6)                                                   4,697,747          683,620
Trust 339, Cl. 8, 10.979%, 8/1/33(6)                                                     636,224           91,728
Trust 342, Cl. 2, 14.965%, 9/1/33(6)                                                      64,605           11,269
Trust 343, Cl. 13, 10.214%, 9/1/33(6)                                                  2,484,874          311,743
Trust 343, Cl. 18, 12.961%, 5/1/34(6)                                                    870,490          107,400


                       6 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Trust 344, Cl. 2, 12.557%, 12/1/33(6)                                               $  5,955,120   $    1,086,085
Trust 345, Cl. 9, 11.22%, 1/1/34(6)                                                    2,217,974          305,344
Trust 346, Cl. 2, 7.259%, 12/1/33(6)                                                   1,026,312          169,635
Trust 351, Cl. 10, 13.031%, 4/1/34(6)                                                  1,064,459          119,006
Trust 351, Cl. 11, 12.274%, 11/1/34(6)                                                   550,816           66,360
Trust 351, Cl. 8, 10.378%, 4/1/34(6)                                                   1,662,880          186,630
Trust 355, Cl. 7, 8.963%, 11/1/33(6)                                                     542,588           79,057
Trust 356, Cl. 10, 12.536%, 6/1/35(6)                                                  1,474,315          192,853
Trust 356, Cl. 12, 11.554%, 2/1/35(6)                                                    762,541           99,765
Trust 356, Cl. 14, 17.236%, 6/1/35(6)                                                  4,347,353          535,033
Trust 356, Cl. 6, 11.969%, 12/1/33(6)                                                    705,054           83,255
Trust 362, Cl. 12, 11.76%, 8/1/35(6)                                                   4,112,917          497,911
Trust 362, Cl. 13, 11.773%, 8/1/35(6)                                                  2,277,902          277,047
Trust 364, Cl. 16, 12.344%, 9/1/35(6)                                                  3,182,877          413,125
Trust 365, Cl. 16, 16.559%, 3/1/36(6)                                                  8,502,291        1,132,203
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.769%, 9/25/23(7)                       552,950          518,892
                                                                                                   --------------
                                                                                                      387,483,726
                                                                                                   --------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17                               139,095          149,531
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 60.344%, 1/16/27(6)                                              976,065          117,907
Series 2002-15, Cl. SM, 52.456%, 2/16/32(6)                                              935,844          113,638
Series 2002-41, Cl. GS, 49.546%, 6/16/32(6)                                              516,877           84,464
Series 2002-76, Cl. SY, 54.299%, 12/16/26(6)                                           2,340,917          291,502
Series 2004-11, Cl. SM, 35.082%, 1/17/30(6)                                              745,332           88,741
Series 2006-47, Cl. SA, 75.742%, 8/16/36(6)                                           15,454,391        1,210,530
                                                                                                   --------------
                                                                                                        2,056,313
                                                                                                   --------------
NON-AGENCY--14.0%
COMMERCIAL--6.0%
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 2006-1, Cl. AM,
   5.421%, 9/1/45                                                                     10,720,000        5,219,061
Banc of America Funding Corp., Mtg. Pass-Through
   Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                1,261,806        1,239,134
Citigroup Commercial Mortgage Trust 2008-C7,
   Commercial Mtg. Pass-Through Certificates, Series
   2008-C7, Cl. AM, 6.299%, 12/1/49(5)                                                 4,850,000        2,201,941
Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
   Asset-Backed Pass-Through Certificates, Series
   2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                     103,341          102,309
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
   Trust, Commercial Mtg. Pass-Through Certificates,
   Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                          3,140,000        2,506,608


                       7 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit
   Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 1.795%, 10/25/36(5)                                        $  4,043,245   $    3,041,373
Series 2006-A5, Cl. 1A13, 1.845%, 10/25/36(5)                                          2,106,317        1,473,772
CWALT Alternative Loan Trust 2006-HY13, Mtg.
   Pass-Through Certificates, Series 2006-HY13, Cl. 3A1, 5.974%, 1/1/47(5)             1,444,947          951,102
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                 546,184          497,946
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                   211,009          209,096
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through
   Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                                 1,056,529          764,770
First Horizon Alternative Mortgage Securities Trust
   2007-FA2, Mtg. Pass-Through Certificates, Series
   2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                                   1,309,269        1,215,161
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                1,720,000        1,669,519
GSR Mortgage Loan Trust 2004-10F, Mtg. Pass-Through
   Certificates, Series 2004-10F, Cl. 2A4, 5%, 8/1/19                                 10,897,543       10,381,776
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates, Series
   2005-LDP4, Cl. AM, 4.999%, 10/1/42                                                  2,775,000        1,515,774
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mtg. Pass-Through
   Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                             9,920,000        7,881,382
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                              1,530,000        1,205,558
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
   Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                               12,480,000       10,868,312
Series 2006-C1, Cl. AM, 5.217%, 2/11/31(5)                                             6,050,000        2,898,087
Mastr Alternative Loan Trust, CMO Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                  1,826,420        1,580,953
Mastr Asset Securitization Trust 2006-3, Mtg.
   Pass-Through Certificates, Series 2006-3, Cl. 2A1,
   1.845%, 10/25/36(5)                                                                11,492,593        9,636,989
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg.
   Asset-Backed Certificates, Series 2005-A9, Cl. 4A1,
   5.491%, 12/1/35(5)                                                                  1,510,776          973,681
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6, Cl. A114,
   5.75%, 4/25/37                                                                      1,890,437        1,251,894
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through
   Certificates, Series 2007-3, Cl. 1A1, 5.66%,
   6/1/37(5, 9)                                                                        7,293,144        4,704,078
Wachovia Bank Commercial Mortgage Trust 2006-C29,
   Commercial Mtg. Pass-Through Certificates, Series
   2006-C29, Cl. A2, 5.272%, 11/15/48                                                  2,145,000        1,760,186
WaMu Mortgage Pass-Through Certificates 2006-AR8
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR8, Cl. 1A4, 5.871%, 8/1/46(5)                                                9,667,916        6,328,295


                       8 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2007-HY1
   Trust, Mtg. Pass-Through Certificates, Series
   2007-HY1, Cl. 1A2, 5.71%, 2/25/37(5, 9)                                          $  2,039,797   $      469,153
WaMu Mortgage Pass-Through Certificates 2007-HY3
   Trust, Mtg. Pass-Through Certificates, Series
   2007-HY3, Cl. 2A2, 5.665%, 3/1/37(5)                                                5,223,337        1,930,801
WaMu Mortgage Pass-Through Certificates 2007-HY4
   Trust, Mtg. Pass-Through Certificates, Series
   2007-HY4, Cl. 5A1, 5.561%, 11/1/36(5)                                               1,542,341        1,002,374
WaMu Mortgage Pass-Through Certificates 2007-HY5
   Trust, Mtg. Pass-Through Certificates, Series
   2007-HY5, Cl. 2A3, 5.659%, 5/1/37(5)                                                1,611,877        1,002,200
Wells Fargo Mortgage-Backed Securities 2004-V Trust,
   Mtg. Pass-Through Certificates, Series 2004-V, Cl.
   1A1, 3.97%, 10/1/34(5)                                                              5,724,199        5,182,746
                                                                                                   --------------
                                                                                                       91,666,031
                                                                                                   --------------
MANUFACTURED HOUSING--0.4%
Wells Fargo Mortgage-Backed Securities 2006-AR12
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR12, Cl. 2A1, 6.10%, 9/25/36(5)                                               4,881,464        3,098,608
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A5, 5.106%, 3/25/36(5)                                                             5,124,890        2,956,723
                                                                                                   --------------
                                                                                                        6,055,331
                                                                                                   --------------
MULTIFAMILY--2.4%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.709%, 6/25/33(5)                                             2,352,447        1,884,162
Series 2005-F, Cl. 2A3, 4.712%, 7/25/35(5)                                             3,713,023        2,820,459
CHL Mortgage Pass-Through Trust 2003-46, Mtg.
   Pass-Through Certificates, Series 2003-46, Cl. 1A2,
   5.154%, 1/19/34(5)                                                                  1,964,478        1,662,562
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg.
   Pass-Through Certificates, Series 2005-HYB1, Cl. 1A2,
   4.982%, 3/25/35(5)                                                                  3,620,307        2,162,568
Citigroup Mortgage Loan Trust, Inc. 2006-AR5,
   Asset-Backed Pass-Through Certificates, Series
   2006-AR5, Cl. 1A3A, 5.89%, 7/25/36(5)                                               5,009,562        2,574,103
CWALT Alternative Loan Trust 2005-85CB, Mtg.
   Pass-Through Certificates, Series 2005-85CB, Cl. 2A3,
   5.50%, 2/25/36                                                                      2,580,000        1,912,056
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.294%, 7/19/35(5)                                           3,658,220        2,837,749
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                 2,390,000        2,152,013
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
   Certificates, Series 2005-AR7, Cl. 3A1, 5.145%,
   11/25/35(5)                                                                         5,818,994        4,629,882


                       9 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
MULTIFAMILY CONTINUED
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg.
   Pass-Through Certificates, Series 2007-2, Cl. 2A1,
   5.972%, 6/25/37(5)                                                               $  4,427,852   $    3,244,618
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
   Mtg. Pass-Through Certificates, Series 2004-AA, Cl.
   2A, 4.995%, 12/25/34(5)                                                             1,204,625          891,359
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
   Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1,
   3.732%, 9/25/34(5)                                                                    993,976          748,958
Wells Fargo Mortgage-Backed Securities 2006-AR10
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR10, Cl. 4A1, 5.561%, 7/25/36(5)                                             11,193,528        7,185,643
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A6, 5.106%, 3/25/36(5)                                                               994,704          392,994
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
   2A1, 5.539%, 4/1/36(5)                                                              2,370,532        1,297,528
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
   3A1, 5.093%, 3/25/36(5)                                                             1,292,131          909,003
                                                                                                   --------------
                                                                                                       37,305,657
                                                                                                   --------------
OTHER--0.2%
Greenwich Capital Commercial Mortgage 2007-GG9,
   Commercial Mtg. Pass-Through Certificates, Series
   2007-GG9, Cl. A4, 5.44%, 3/1/39                                                     5,315,000        3,445,447
                                                                                                   --------------
RESIDENTIAL--5.0%
CitiMortgage Alternative Loan Trust 2007-A2, Real
   Estate Mtg. Investment Conduit Pass-Through
   Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37                                 10,514,993        9,180,505
Countrywide Alternative Loan Trust 2005-J10, Mtg.
   Pass-Through Certificates, Series 2005-J10, Cl. 1A17,
   5.50%, 10/1/35                                                                      7,840,000        5,923,610
CWALT Alternative Loan Trust 2004-24CB, Mtg.
   Pass-Through Certificates, Series 2004-24CB, Cl. 1A1,
   6%, 11/1/34                                                                         3,863,374        3,376,528
CWALT Alternative Loan Trust 2004-28CB, Mtg.
   Pass-Through Certificates, Series 2004-28CB, Cl. 3A1,
   6%, 1/1/35                                                                          3,113,604        2,253,849
CWALT Alternative Loan Trust 2005-18CB, Mtg.
   Pass-Through Certificates, Series 2005-18CB, Cl. A8,
   5.50%, 5/25/36                                                                      3,480,000        2,837,725
CWALT Alternative Loan Trust 2005-21CB, Mtg.
   Pass-Through Certificates, Series 2005-21CB, Cl. A7,
   5.50%, 6/1/35                                                                       3,509,149        2,410,179
CWALT Alternative Loan Trust 2005-J1, Mtg.
   Pass-Through Certificates, Series 2005-J1, Cl. 3A1,
   6.50%, 8/25/32                                                                      2,513,725        1,583,199
CWALT Alternative Loan Trust 2005-J3, Mtg.
   Pass-Through Certificates, Series 2005-J3, Cl. 3A1,
   6.50%, 9/25/34                                                                      2,178,365        1,831,966
CWALT Alternative Loan Trust 2006-41CB, Mtg.
   Pass-Through Certificates, Series 2006-41CB, Cl. 1A10,
   6%, 1/1/37                                                                         10,088,486        8,683,777
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
   Certificates, Series 2007-AR1, Cl. 4A1, 5.824%,
   3/1/37(5)                                                                           5,326,831        2,663,415


                      10 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
RESIDENTIAL CONTINUED
Lehman XS Trust, Mtg. Pass-Through Certificates,
   Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                         $    808,934   $      735,892
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg.
   Pass-Through Certificates, Series 2007-3, Cl. 1A1,
   5.802%, 9/1/37(5, 9)                                                                3,679,143        3,084,287
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
   Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
   5.417%, 6/25/36(5)                                                                  1,590,000        1,073,008
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2003-QS1, Cl. A2,
   5.75%, 1/25/33                                                                        766,557          694,814
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2004-QS10, Cl. A3,
   1.895%, 7/25/34(5)                                                                    291,706          246,147
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-QS5, Cl. 2A2,
   6%, 5/1/36                                                                            576,419          562,851
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
   Certificates, Series 2007-S1, Cl. 3A1, 5.011%,
   8/1/22(5)                                                                          11,255,658        7,316,178
WaMu Mortgage Pass-Through Certificates 2003-AR9
   Trust, Mtg. Pass-Through Certificates, Series
   2003-AR9, Cl. 2A, 4.489%, 9/25/33(5)                                                1,479,953        1,275,907
WaMu Mortgage Pass-Through Certificates 2006-AR8
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR8, Cl. 2A1, 6.127%, 8/25/36(5)                                               4,786,208        3,305,686
WaMu Mortgage Pass-Through Certificates 2007-HY2
   Trust, Mtg. Pass-Through Certificates, Series
   2007-HY2, Cl. 2A1, 6.613%, 11/1/36(5)                                                 247,160          169,802
WaMu Mortgage Pass-Through Certificates 2007-HY6
   Trust, Mtg. Pass-Through Certificates, Series
   2007-HY6, Cl. 2A1, 5.691%, 6/25/37(5)                                               3,544,830        1,628,000
Washington Mutual Mortgage Pass-Through Certificates,
   Mtg. Pass-Through Certificates, Series 2007-1, Cl.
   1A8, 6%, 2/25/37                                                                    5,494,821        4,743,143
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
   Mtg. Pass-Through Certificates, Series 2004-R, Cl.
   2A1, 4.367%, 9/1/34(5)                                                                592,611          425,476
Wells Fargo Mortgage-Backed Securities 2005-AR12
   Trust, Mtg. Pass-Through Certificates, Series
   2005-AR12, Cl. 2A6, 4.358%, 7/1/35(5)                                               2,867,700        1,878,936
Wells Fargo Mortgage-Backed Securities 2005-AR16
   Trust, Mtg. Pass-Through Certificates, Series
   2005-AR16, Cl. 2A1, 4.926%, 10/1/35(5)                                              3,526,786        2,354,848
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
   Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 5A3, 5.594%, 7/1/36(5)                                           1,804,537        1,016,017
Series 2006-AR10, Cl. 5A6, 5.594%, 7/1/36(5)                                           7,375,358        4,267,956
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
   2A2, 5.539%, 4/1/36(5, 9)                                                           4,188,053          963,252
                                                                                                   --------------
                                                                                                       76,486,953
                                                                                                   --------------
Total Mortgage-Backed Obligations (Cost $683,524,160)                                                 604,499,458
                                                                                                   --------------


                      11 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
ASSET-BACKED SECURITIES--1.0%
Ace Securities Corp. Home Equity Loan Trust, Series
   2006-ASP5, Asset-Backed Pass-Through Certificates,
   Series 2006-ASP5, Cl. M1, 1.675%, 10/25/36(5)                                    $  3,400,000   $      623,959
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8, Cl. A2,
   1.875%, 5/25/34(5)                                                                  2,123,397        1,678,894
Bear Stearns Asset Backed Securities I Trust 2006-HE7,
   Asset-Backed Certificates, Series 2006-HE7, Cl. 1M1,
   1.795%, 9/25/36(5)                                                                  4,062,000          491,660
Capital One Prime Auto Receivables Trust, Automobile
   Asset-Backed Certificates, Series 2005-1, Cl. A4,
   1.443%, 4/15/11(5)                                                                  4,329,165        4,201,369
Citibank Credit Card Issuance Trust, Credit Card
   Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                  430,000          258,755
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 2.135%, 2/25/33(5)                                                 44,821           33,986
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                 308,970          307,411
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(5)                                             920,000          757,800
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(5)                                             595,355          503,022
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
   Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
   1.713%, 1/20/35(5)                                                                    765,665          551,088
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(5)                                               309,140          302,680
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                 359,522          324,762
MBNA Credit Card Master Note Trust, Credit Card
   Receivables, Series 2003-C7, Cl. C7, 2.773%, 3/15/16(5)                             4,080,000        2,099,423
Morgan Stanley ABS Capital I, Inc. Trust 2006-NC4,
   Mtg. Pass-Through Certificates, Series 2006-NC4, Cl.
   M2, 1.695%, 6/25/36(5)                                                              2,500,000          106,053
Option One Mortgage Loan Trust, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 1.495%, 7/1/36(5)                             1,670,282        1,495,900
RASC Series 2006-EMX4 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates, Series
   2006-EMX4, Cl. M1, 1.675%, 6/25/36(5)                                               4,000,000          415,130
RASC Series 2006-EMX7 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates, Series
   2006-EMX7, Cl. M2, 1.705%, 8/25/36(5)                                               3,500,000          173,153
RASC Series 2006-EMX9 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates, Series
   2006-EMX9, Cl. M1, 1.705%, 11/25/36(5)                                              3,400,000          426,427
Structured Asset Investment Loan Trust, Mtg.
   Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
   1.435%, 9/25/36(5)                                                                    614,118          577,216
                                                                                                   --------------
Total Asset-Backed Securities (Cost $28,923,587)                                                       15,328,688
                                                                                                   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--19.2%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                         2,665,000        1,849,779


                      12 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Allied Waste North America, Inc., 5.75% Sr. Sec. Nts., Series B, 2/15/11            $  5,000,000   $    4,650,000
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37                      3,275,000          897,324
Axa SA, 6.379% Sub. Perpetual Bonds(10, 11)                                           12,900,000        6,388,325
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K(11)                                                8,130,000        5,654,139
8.125% Perpetual Bonds, Series M(11)                                                   1,235,000          869,403
Barclays Bank plc, 6.278% Perpetual Bonds(11)                                         14,930,000        9,443,822
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                         800,000          380,000
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                          1,875,000        1,710,375
Capmark Financial Group, Inc.:
3.038% Sr. Unsec. Nts., 5/10/10(5)                                                     2,135,000          936,750
5.875% Sr. Unsec. Nts., 5/10/12                                                        6,110,000        1,804,448
CCH I Holdings LLC:
9.92% Sr. Unsec. Nts., 4/1/14                                                         25,000,000        3,500,000
13.50% Sr. Unsec. Unsub. Nts., 1/15/14                                                 9,000,000        1,440,000
CCH I LLC, 11% Sr. Sec. Nts., 10/1/15                                                 29,072,000        6,323,160
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15                             64,075,000       17,300,250
CDX High Yield Index, Pass-Through Certificates, Series 8-T1, 7.625%, 6/29/12         71,050,000       59,859,625
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                           1,960,000        1,857,100
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                               5,601,000        3,976,710
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                                         5,000,000        3,425,000
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                                                10,000,000        7,150,000
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                         5,000,000        3,809,685
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57(5)                                                     11,330,000        6,846,980
8.40% Perpetual Bonds, Series E(11)                                                    4,550,000        2,692,235
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                1,965,000          560,025
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                   3,000,000        2,115,000
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                         721,000          667,392
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                      1,150,000        1,044,498
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18                              12,500,000        6,437,500
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                 10,340,000        5,223,985
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08(5, 9)                                      359,000          360,005
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                     8,360,000        2,200,452
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                         10,020,000        6,087,090
Goldman Sachs Group, Inc. (The):
3.011% Sr. Unsec. Nts., Series B, 3/2/10(5)                                            2,500,000        2,365,918
6.75% Unsec. Sub. Nts., 10/1/37                                                        5,000,000        3,212,890
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A(10, 11)                               17,900,000        7,929,951
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(5)                               15,290,000        8,803,172
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08(10)           1,645,000        1,643,700
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(11)                              8,465,000        6,643,205


                      13 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                        $  1,600,000   $      600,000
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13               2,910,000        2,412,335
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38(12)                          18,074,000            1,807
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                           1,130,000        1,101,750
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14                        10,000,000        5,300,000
Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09                                  5,290,000        4,908,654
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                      1,980,000          822,361
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                              11,165,000        9,832,960
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68(5)                                   1,800,000        1,199,511
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36(5)                               10,060,000        5,441,404
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                            6,145,000        5,008,175
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                            3,155,000        3,071,307
Morgan Stanley:
4.233% Sr. Unsec. Nts., Series F, 5/14/10(5)                                           5,000,000        4,651,805
6.25% Sr. Unsec. Nts., 8/28/17                                                         5,000,000        4,096,445
National City Bank, 4.15% Sr. Unsec. Unsub. Nts., 8/1/09                               1,500,000        1,437,890
National City Corp., 5.75% Unsec. Sub. Nts., 2/1/09                                    1,812,000        1,778,589
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                      3,255,000        3,263,509
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13(10)                652,067          684,358
Popular North America, Inc., 4.70% Nts., 6/30/09                                       3,665,000        3,549,281
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23(10)                          4,100,000        3,777,830
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25(10)                            3,380,000        3,170,088
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13(13)                                  16,000,000        4,080,000
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                         442,000          345,865
SLM Corp., 4% Nts., 1/15/09                                                              710,000          694,785
Spansion LLC, 11.25% Sr. Nts., 1/15/16(10)                                             3,000,000          375,000
Tenet Healthcare Corp., 9.875% Sr. Nts., 7/1/14                                        6,500,000        4,712,500
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                1,395,000        1,245,898
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                    2,692,000        2,270,586
Washington Mutual Bank NV, 3.337% Sr. Unsec. Nts., 5/1/09(12)                          5,745,000        1,522,425
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                    3,030,000        3,027,137
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                  3,405,000        2,426,063
                                                                                                   --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $518,018,613)                                   294,870,211
                                                                                                   --------------
CONVERTIBLE CORPORATE BONDS AND NOTES--11.1%
Advanced Micro Devices, Inc., 5.75% Cv. Sr. Unsec. Nts., 8/15/12                       4,000,000        1,510,000
Anthracite Capital, Inc., 11.75% Cv. Sr. Unsec. Nts., 9/1/27(10)                       8,000,000        3,880,000
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts., 6/1/28                            5,500,000        2,777,500
CSK Auto, Inc., 6.75% Cv. Sr. Unsec. Nts., 12/15/25(5, 9)                             11,000,000       10,279,500
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36                                   11,000,000        3,437,500
Hercules Offshore, Inc., 3.375% Cv. Sr. Nts., 6/1/38(5)                                2,750,000        1,271,875
Human Genome Sciences, Inc.:
2.25% Cv. Unsec. Sub. Nts., 10/15/11                                                   1,500,000          532,500
2.25% Cv. Unsec. Sub. Nts., 8/15/12                                                   18,500,000        7,862,500


                      14 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                      PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                    ------------   --------------
CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
KKR Financial Holdings LLC, 7% Cv. Sr. Unsec. Nts., 7/15/12(10)                     $ 23,500,000   $    9,488,125
Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                      15,500,000       10,171,875
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable
   for Viacom, Inc. Cl. B common stock or cash based on the value thereof)           110,000,000       27,087,500
Liberty Media Corp., 3.50% Exchangeable Sr. Unsec. Debs., 1/15/31 (exchangeable
   for Motorola, Inc. common stock or cash based on the value of that stock)              21,960            4,613
National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11                                   24,800,000       20,460,000
National Financial Partners Corp., 0.75% Cv. Sr. Unsec. Nts., 2/1/12                   7,650,000        3,098,250
NII Holdings, Inc.:
2.75% Cv. Sr. Unsec. Nts., 8/15/25                                                     1,500,000        1,230,000
3.125% Cv. Sr. Unsec. Nts., 6/15/12                                                   20,625,000       11,524,214
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12                                    27,500,000       15,743,750
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66                        8,250,000        4,857,188
Prudential Financial, Inc.:
1.189% Cv. Sr. Unsec. Nts., 12/15/37(5)                                               13,500,000       11,944,800
0.419% Cv. Sr. Unsec. Unsub. Nts., 12/12/36(5)                                         7,500,000        7,425,750
Qwest Communications International, Inc., 3.50% Cv. Sr. Unsec. Bonds, 11/15/25        11,000,000        8,937,500
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15                             11,751,750        3,554,904
Transocean, Inc., 1.50% Cv. Sr. Unsec. Unsub. Nts., 12/15/37                           4,500,000        3,397,500
                                                                                                   --------------
Total Convertible Corporate Bonds and Notes (Cost $298,044,121)                                       170,477,344
                                                                                                   --------------
STRUCTURED SECURITIES--0.6%
Goldman Sachs Group, Inc. (The):
Cv. Linked Nts., 7%, 6/1/09 (linked to Applied Materials, Inc. common stock)(9)          649,660        5,004,331
Cv. Uncapped Tactical Exchangeable Linked Nts., 30.40%, 1/30/09 (linked to basket
   of common stock-AES Corp. (The), Dynegy, Inc. and Reliant Energy, Inc.)(2, 9)         120,000        3,462,000
                                                                                                   --------------
Total Structured Securities (Cost $24,478,020)                                                          8,466,331
                                                                                                   --------------
EVENT-LINKED BONDS--0.6%
Blue Wings Ltd. Catastrophe Linked Bonds, Series A, 7.674%, 1/10/12(5, 9)              3,000,000        2,935,950
Calabash Re II Ltd. Catastrophe Linked Nts., Series A1, 11.219%, 1/8/10(5, 9)          3,000,000        2,958,000
Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 5.204%, 6/28/10(5, 10)                  1,000,000        1,002,125
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series AIII, 8.565%,
   12/6/08(5, 9)                                                                       3,000,000        2,994,300
                                                                                                   --------------
Total Event-Linked Bonds (Cost $10,000,000)                                                             9,890,375
                                                                                                   --------------


                      15 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                       SHARES          VALUE
                                                                                    ------------   --------------
INVESTMENT COMPANY--7.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.20%(14,15)
   (Cost $114,984,858)                                                               114,984,858   $  114,984,858
                                                                                                   --------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral
   from Securities Loaned) (Cost $2,464,392,781)                                                    1,898,312,171
                                                                                                   --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.1%(16)
OFI Liquid Assets Fund, LLC, 2.14%(14,15) (Cost $1,715,228)                            1,715,228        1,715,228
                                                                                                   --------------
Total Investments, at Value (Cost $2,466,108,009)                                          123.8%   1,900,027,399
Liabilities in Excess of Other Assets                                                      (23.8)    (365,847,373)
                                                                                    ------------   --------------
Net Assets                                                                                 100.0%  $1,534,180,026
                                                                                    ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.

(2.) Non-income producing security.

(3.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

(4.) When-issued security or delayed delivery to be delivered and settled after November 30, 2008. See accompanying Notes.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $29,332,658 or 1.91% of the Fund's net assets as of November 30, 2008.

(7.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $876,320 or 0.06% of the Fund's net assets as of November 30, 2008.

(8.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,332,904. See accompanying Notes.

(9.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2008 was $37,214,856, which represents 2.43% of the Fund's net assets. See accompanying Notes.

(10.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $38,339,502 or 2.50% of the Fund's net assets as of November 30, 2008.

(11.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(12.) Issue is in default. See accompanying Notes.

(13.) Partial or fully-loaned security. See accompanying Notes.

(14.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS          GROSS           SHARES
                                                     AUGUST 31, 2008    ADDITIONS     REDUCTIONS    NOVEMBER 30, 2008
                                                     ---------------   -----------   ------------   -----------------
OFI Liquid Assets Fund, LLC                             84,913,640      29,336,535    112,534,947        1,715,228
Oppenheimer Institutional Money Market Fund, Cl. E      17,293,828     245,452,947    147,761,917      114,984,858

                                                                                         VALUE         INCOME
                                                                                     ------------   ------------
OFI Liquid Assets Fund, LLC                                                          $  1,715,228    $119,427(a)
Oppenheimer Institutional Money Market Fund, Cl. E                                    114,984,858     150,200
                                                                                     ------------    --------
                                                                                     $116,700,086    $269,627
                                                                                     ============    ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(15.) Rate shown is the 7-day yield as of November 30, 2008.

(16.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                      16 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $  734,743,583    $ (16,515,343)
Level 2--Other Significant Observable Inputs    1,155,839,994     (124,229,941)
Level 3--Significant Unobservable Inputs            9,443,822               --
                                               --------------    -------------
   Total                                       $1,900,027,399    $(140,745,284)
                                               ==============    =============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                                                              UNREALIZED
                             BUY/   NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION         SELL   CONTRACTS      DATE           VALUE     (DEPRECIATION)
--------------------------   ----   ---------   ----------   ------------   --------------
U.S. Treasury Bond, 10 yr.   Buy       163        3/20/09    $ 19,717,906     $  190,144
U.S. Treasury Bond, 20 yr.   Buy       403        3/20/09      51,376,203      2,637,805
U.S. Treasury Bond, 20 yr.   Sell      506        3/31/09      59,055,735       (920,040)
U.S. Treasury Nts., 2 yr.    Sell      639        3/31/09     138,543,188       (819,590)
                                                                              ----------
                                                                              $1,088,319
                                                                              ==========

WRITTEN OPTIONS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                                NUMBER OF   EXERCISE   EXPIRATION     PREMIUMS
DESCRIPTION                              TYPE   CONTRACTS     PRICE       DATE        RECEIVED        VALUE
--------------------------------------   ----   ---------   --------   ----------   -----------   -------------
AT&T, Inc.                               Put        4,650     $40.00     1/19/09    $ 3,938,528   $ (5,533,500)
Bank of New York Mellon Corp.            Put        1,000      35.00    12/22/08        476,997       (520,000)
Comcast Corp., Cl. A Special, Non-Vtg.   Put        5,731      20.00     1/19/09      1,765,013     (2,177,780)
Comcast Corp., Cl. A Special, Non-Vtg.   Put        3,876      22.50     1/19/09      1,894,583     (2,248,080)
Everest Re Group Ltd.                    Put        1,000      70.00    12/22/08        773,646       (180,000)
General Electric Co.                     Call       4,500      17.50    12/22/08        264,508       (373,500)
General Electric Co.                     Call       1,250      16.00    12/22/08         67,500       (222,500)
Halliburton Co.                          Put          631      45.00     1/19/09        592,506     (1,735,250)
Lorillard, Inc.                          Put        1,340      70.00    12/22/08      1,565,471     (1,340,000)
Marathon Oil Corp.                       Put          359      50.00     1/19/09        332,073       (850,830)
Merck & Co., Inc.                        Put          900      35.00     1/19/09        645,296       (783,000)
Merrill Lynch & Co., Inc.                Call         250      18.00    12/22/08         14,250         (1,500)
Prudential Financial, Inc.               Put        1,000      20.00    12/22/08        486,997       (260,000)
                                                                                    -----------   ------------
                                                                                    $12,817,368   $(16,225,940)
                                                                                    ===========   ============


                      17 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                    PAY/                  UPFRONT
                                                             BUY/SELL   NOTIONAL  RECEIVE                 PAYMENT
SWAP                                                          CREDIT     AMOUNT    FIXED   TERMINATION   RECEIVED/
COUNTERPARTY                 REFERENCE ENTITY               PROTECTION   (000S)     RATE       DATE        (PAID)        VALUE
------------   -------------------------------------------  ----------  --------  -------  -----------  -----------  ------------
Barclays Bank plc:
               ABX.HE.AA.06-2 Index                               Sell    4,860    0.170%     5/25/46   $ 3,759,782  $ (4,265,704)
               American International Group, Inc.                 Sell    3,710    5.350      3/20/09            --       (39,889)
               American International Group, Inc.                 Sell    1,425    3.000      3/20/09            --       (31,571)
               American International Group, Inc.                 Sell    4,220    4.000      3/20/09            --       (73,017)
               Capmark Financial Group, Inc.                      Sell    1,570    1.000      6/20/12            --      (776,327)
               Centex Corp.                                       Sell    1,870    4.650      9/20/09            --        (9,443)
               Citigroup, Inc.                                    Sell      780   10.500      6/20/09            --       (40,562)
               Dillard's, Inc.                                    Sell    4,290    1.900     12/20/08            --       (15,140)
               General Electric Capital Corp.                     Sell    2,175    8.000     12/20/09            --        25,115
               General Electric Capital Corp.                     Sell    3,275    5.750     12/20/09            --       (49,547)
               HCP, Inc.                                          Sell    2,670    4.600      3/20/09            --        22,684
               iStar Financial, Inc.                              Sell    6,305    4.400     12/20/12            --    (2,959,339)
               Kohl's Corp.                                        Buy    1,710    1.180      6/20/18            --       153,642
               Kohl's Corp.                                       Sell    1,710    1.080      6/20/13            --      (151,684)
               Kohl's Corp.                                       Sell    1,700    0.900      6/20/13            --      (163,098)
               Kohl's Corp.                                        Buy    1,700    1.040      6/20/18            --       169,822
               Merrill Lynch & Co., Inc.                          Sell    6,655    4.150      9/20/09            --        53,386
               Six Flags, Inc.                                    Sell    1,560    8.250     12/20/08            --       (30,211)
               The Goldman Sachs Group, Inc.                      Sell    3,250    5.750     12/20/09            --       119,126
               XL Capital Ltd.                                    Sell    3,665    3.550      9/20/09            --      (245,430)
                                                                                                        -----------  ------------
                                                                                                          3,759,782    (8,307,187)
                                                                                                        -----------  ------------
Credit Suisse International:
               General Electric Capital Corp.                     Sell    2,025    8.000     12/20/09            --        25,179
               Idearc, Inc.                                       Sell      365    5.000     12/20/09        74,825       (94,524)
               iStar Financial, Inc.                              Sell      615    4.000     12/20/12            --      (292,621)
               iStar Financial, Inc.                              Sell      960   12.000      3/20/09            --       (89,851)
               Merrill Lynch & Co., Inc.                          Sell    3,330    4.150      9/20/09            --        26,713


                      18 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

               Morgan Stanley                                     Sell    4,490    7.800     12/20/13            --       727,425
               Reliant Energy, Inc.                               Sell    1,725    9.000     12/20/09            --       (66,472)
               Reliant Energy, Inc.                               Sell    1,775    9.000     12/20/09            --       (68,398)
               Rite Aid Corp.                                     Sell      815    7.500      3/20/09            --       (12,746)
               Rite Aid Corp.                                     Sell      525    5.000      9/20/09        31,500       (64,155)
               Sprint Nextel Corp.                                Sell    7,690    6.300      3/20/09            --        99,947
               The Bear Stearns Cos., Inc.                        Sell    4,000    2.088     12/20/08            --        15,424
               Tribune Co.                                        Sell      300    5.000     12/20/09        66,000      (119,985)
               Tribune Co.                                        Sell    1,600    5.000     12/20/09       368,000      (640,805)
               Tribune Co.                                        Sell      100    5.000     12/20/09        32,000       (40,452)
               Tribune Co.                                        Sell    1,010    5.000     12/20/09       353,500      (408,849)
               Tribune Co.                                        Sell    1,330    5.000     12/20/09       518,700      (539,860)
               TXU Corp.                                          Sell    1,055    5.910     12/20/12            --      (183,008)
               TXU Corp.                                          Sell    1,000    6.050     12/20/12            --      (169,554)
               TXU Corp.                                          Sell    1,050    6.000     12/20/12            --      (179,499)
               Vornado Realty LP                                  Sell    1,760    3.600      3/20/09            --        (5,934)
               Wachovia Corp.                                     Sell    3,525    1.000      3/20/09            --         3,211
                                                                                                        -----------  ------------
                                                                                                          1,444,525    (2,078,814)
                                                                                                        -----------  ------------
Deutsche Bank AG:
               ABX.HE.AA.06-2 Index                               Sell      710    0.170      5/25/46        85,193      (623,179)
               Allied Waste North America, Inc.                   Sell      920    2.000      9/20/09            --        15,395
               Allied Waste North America, Inc.                   Sell    1,440    2.000      9/20/09            --        24,097
               Ambac Assurance Corp.                              Sell    1,960    8.450     12/20/08            --        13,683
               American International Group, Inc.                 Sell    5,315    4.000      3/20/09            --       (91,963)
               Cemex, Sociedad Anonima Bursatil De
                  Capital Variable                                Sell    1,775    2.000      3/20/09            --       (28,002)
               Centex Corp.                                       Sell      310    1.550      9/20/09            --       (10,263)
               Citigroup, Inc.                                    Sell    3,450    5.000     12/20/08            --        32,506
               Ford Motor Co.                                     Sell    6,435    5.000     12/20/18     3,474,900    (5,001,275)
               General Motors Corp.                               Sell    3,450    5.000     12/20/18     2,311,500    (2,739,055)
               iStar Financial, Inc.                              Sell    3,030    2.925     12/20/08            --       (67,021)
               iStar Financial, Inc.                              Sell    1,765    3.000     12/20/08            --       (38,716)
               iStar Financial, Inc.                              Sell    1,025    4.320     12/20/12            --      (482,419)
               iStar Financial, Inc.                              Sell      360    4.500     12/20/12            --      (168,391)


                      19 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

               iStar Financial, Inc.                              Sell    2,370   12.000      3/20/09            --      (221,820)
               Jones Apparel Group, Inc.                          Sell    1,750    2.720      6/20/13            --      (292,487)
               Jones Apparel Group, Inc.                           Buy    1,750    2.635      6/20/18            --       337,759
               Kohl's Corp.                                       Sell    1,705    1.180      6/20/13            --      (144,386)
               Kohl's Corp.                                        Buy    1,705    1.300      6/20/18            --       138,513
               Liz Claiborne, Inc.                                Sell    6,565    3.250      6/20/09            --      (286,290)
               MBIA, Inc.                                         Sell    3,420    4.900     12/20/12            --      (669,080)
               MBIA Insurance Corp.                               Sell    6,225    8.850     12/20/08            --         2,347
               Prudential Financial, Inc.                         Sell    6,265    2.050      6/20/09            --      (283,805)
               Temple-Inland, Inc.                                Sell      830    3.000      9/20/09            --        (1,864)
               Tenet Healthcare Corp.                             Sell    2,695    1.600      3/20/09            --        (3,849)
               The Goldman Sachs Group, Inc.                      Sell    3,270    5.500     12/20/09            --       110,009
               The Goldman Sachs Group, Inc.                      Sell    2,630    5.450     12/20/09            --        86,498
               Vornado Realty LP                                  Sell    3,575    3.875      6/20/09            --        (7,155)
               Wachovia Corp.                                     Sell    7,845    1.000      3/20/09            --         7,147
               XL Capital Ltd.                                    Sell    4,150    3.550      9/20/09            --      (277,909)
                                                                                                        -----------  ------------
                                                                                                          5,871,593   (10,670,975)
                                                                                                        -----------  ------------
Goldman Sachs Bank USA:
               ABX.HE.AA.06-2 Index                               Sell      250    0.170      5/25/46        20,598      (219,429)
               ABX.HE.AA.06-2 Index                               Sell      570    0.170      5/25/46       225,137      (500,299)
               Capmark Financial Group, Inc.                      Sell    1,710    0.950      6/20/12            --      (846,969)
                                                                                                        -----------  ------------
                                                                                                            245,735    (1,566,697)
                                                                                                        -----------  ------------
Goldman Sachs International:
               D.R. Horton, Inc.                                  Sell    1,190    4.210     12/20/08            --         9,397
               First Data Corp.                                   Sell    1,900    4.700      3/20/09            --        15,476
               iStar Financial, Inc.                              Sell      700    3.950     12/20/12            --      (333,629)
               Pulte Homes, Inc.                                  Sell    2,315    2.750      9/20/09            --        (7,228)
               R.H. Donnelley Corp.                               Sell    3,925    9.000      3/20/09            --      (188,195)
               Six Flags, Inc.                                    Sell    1,500   10.850     12/20/08            --        (9,436)
               Sprint Nextel Corp.                                Sell    2,765    6.300      3/20/09            --         35,937
               Univision Communications, Inc.                     Sell      415    5.000      6/20/09        41,500      (104,190)
               Univision Communications, Inc.                     Sell      170    5.000      6/20/09        18,700       (42,680)
               Univision Communications, Inc.                     Sell      470    5.000      6/20/09        28,200      (117,998)
                                                                                                        -----------  ------------
                                                                                                             88,400      (742,546)
                                                                                                        -----------  ------------


                      20 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

Morgan Stanley & Co. International plc:
               American International Group, Inc.                 Sell    3,185    4.000      3/20/09            --       (55,109)
               Capmark Financial Group, Inc.                      Sell      530    5.000      6/20/12       143,100      (226,972)
               Countrywide Home Loans, Inc.                       Sell    4,905    0.420      6/20/09            --       (68,707)
               Ford Motor Co.                                     Sell    3,060    7.150     12/20/16            --    (2,227,259)
               Ford Motor Co.                                     Sell    1,455    7.050     12/20/16            --    (1,074,356)
               General Motors Corp.                               Sell    1,525    5.800     12/20/16            --    (1,110,353)
               General Motors Corp.                               Sell    1,480    5.750     12/20/16            --    (1,078,319)
               Inco Ltd.                                           Buy    1,605    0.700      3/20/17            --       197,786
               Inco Ltd.                                           Buy    1,615    0.630      3/20/17            --       165,791
               J.C. Penney Co., Inc.                              Sell    1,540    1.070     12/20/17            --      (340,010)
               J.C. Penney Co., Inc.                              Sell    1,585    1.300     12/20/17            --      (328,370)
               Jones Apparel Group, Inc.                          Sell    3,470    3.200      6/20/13            --      (522,349)
               Jones Apparel Group, Inc.                           Buy    3,470    2.970      6/20/18            --       604,533
               Kohl's Corp.                                        Buy    2,310    0.660     12/20/17            --       335,193
               Kohl's Corp.                                        Buy    2,375    0.870     12/20/17            --       310,978
               Liz Claiborne, Inc.                                Sell    3,400    3.100      6/20/13            --      (689,673)
               Liz Claiborne, Inc.                                 Buy    3,400    2.900      6/20/18            --       793,662
               Louisiana-Pacific Corp.                            Sell    3,400    6.250      9/20/09            --      (208,882)
               The Hartford Financial Services Group, Inc.        Sell    1,770    2.400      3/20/09            --       (40,877)
               Univision Communications, Inc.                     Sell    1,360    5.000     12/20/09        95,200      (352,349)
               Univision Communications, Inc.                     Sell    1,315    5.000     12/20/09       170,950      (192,950)
               Vale Overseas Ltd.                                 Sell    1,605    1.170      3/20/17            --      (320,622)
               Vale Overseas Ltd.                                 Sell    1,615    1.100      3/20/17            --      (329,001)
               Wachovia Corp.                                     Sell    4,870    3.250      3/20/09            --        58,537
                                                                                                        -----------  ------------
                                                                                                            409,250    (6,699,678)
                                                                                                        -----------  ------------
Morgan Stanley Capital Services, Inc.:
               ABX.HE.AA.06-2 Index                               Sell      250    0.170      5/25/46        19,973      (219,429)
               ABX.HE.AA.06-2 Index                               Sell      480    0.170      5/25/46        47,998      (421,304)
               Lennar Corp.                                       Sell    1,700    2.900     12/20/08            --         5,103
                                                                                                        -----------  ------------
                                                                                                             67,971      (635,630)
                                                                                                        -----------  ------------
                                                                                                        $11,887,256  $(30,701,527)
                                                                                                        ===========  ============


                      21 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

TYPE OF REFERENCE ASSET ON     TOTAL MAXIMUM POTENTIAL
    WHICH THE FUND SOLD      PAYMENTS FOR SELLING CREDIT                         REFERENCE ASSET RATING
        PROTECTION            PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*           RANGE**
--------------------------   ---------------------------   -------------------   ----------------------
Asset-Backed Indexes                 $  7,120,000              $        --                 AAA
Single Name Corporate Debt            159,250,000               13,020,000             AAA to BBB-
Single Name Corporate Debt             77,985,000                8,620,000              BB+ to CC
                                     ------------              -----------
Total                                $244,355,000              $21,640,000
                                     ============              ===========

* Amounts recoverable includes potential payments from related purchased protection for instances where the fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** Rating represents the likelihood of a potential payment by the Fund under a credit event as of period end.

INTEREST RATE SWAP CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                               NOTIONAL                                RECEIVED BY   TERMINATION
SWAP COUNTERPARTY               AMOUNT         PAID BY THE FUND         THE FUND         DATE         VALUE
-----------------             ----------   -------------------------   -----------   -----------   ----------
Credit Suisse International   $6,910,000   Three-Month USD BBA LIBOR      5.428%       8/7/17      $1,259,596
Deutsche Bank AG               5,830,000   Three-Month USD BBA LIBOR      5.445        8/8/17       1,071,239
                                                                                                   ----------
                                                                                                   $2,330,835
                                                                                                   ==========

Index abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                     NOTIONAL                                                                           TERMINATION
SWAP COUNTERPARTY     AMOUNT              PAID BY THE FUND                RECEIVED BY THE FUND             DATE           VALUE
-----------------   -----------   ------------------------------   ----------------------------------   -----------   -------------
Citibank NA         $19,200,000   If credit spreads as             If credit spreads as represented        2/1/09     $ (4,163,152)
                                  represented by the Lehman        by the Lehman Brothers U.S. CMBS
                                  Brothers U.S. CMBS AAA Index     AAA Index narrow, receives the
                                  widen, pays the spread change*   spread change*

Goldman Sachs
   Group, Inc.
   (The):
                     14,500,000   If credit spreads as             If credit spreads as represented        3/1/09       (6,229,325)
                                  represented by the Lehman        by the Lehman Brothers U.S.
                                  Brothers U.S. CMBS AAA 8.5+      CMBS AAA 8.5+ Index narrow,
                                  Index widen, pays the spread     receives the spread
                                  change*                          change*

                      8,520,000   If credit spreads as             If credit spreads as represented        3/1/09       (3,651,595)
                                  represented by the Lehman        by the Lehman Brothers U.S.
                                  Brothers U.S. CMBS AAA 8.5+      CMBS AAA 8.5+ Index narrow,
                                  Index widen, pays the spread     receives the spread
                                  change plus 200 basis points*    change*

                     22,360,000   If credit spreads as             If credit spreads as represented        12/1/08       (9,656,501)
                                  represented by the Lehman        by the Lehman Brothers U.S.
                                  Brothers U.S. CMBS AAA 8.5+      CMBS AAA 8.5+ Index narrow,
                                  Index widen, pays the spread     receives the spread
                                  change minus 50 basis points*    change*


                      22 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                      8,700,000   If credit spreads as             If credit spreads as represented        2/1/09       (3,737,595)
                                  represented by the Lehman        by the Lehman Brothers U.S.
                                  Brothers U.S. CMBS AAA 8.5+      CMBS AAA 8.5+ Index narrow,
                                  Index widen, pays the spread     receives the spread
                                  change*                          change*

                     74,500,000   If credit spreads as             If credit spreads as represented       3/31/09      (26,507,597)
                                  represented by the Banc of       by the Banc of America
                                  America Securities LLC AAA 10    Securities LLC AAA 10 yr.
                                  yr. CMBS Daily Index widen,      CMBS Daily Index narrow,
                                  pays the spread change minus     receives the spread
                                  660 basis points*                change*

                     33,310,000   If credit spreads as             If the credit spreads as               1/31/09        8,029,675
                                  represented by The Banc of       represented by The Banc of America
                                  America Securities LLC AAA 10    Securities LLC AAA 10 yr CMBS
                                  yr CMBS Daily Index narrow,      Daily Index widen, pays the spread
                                  receives the spread change*      change plus 2000 basis points*
                                                                                                                      ------------
                                                                                                                       (41,752,938)
                                                                                                                      ------------
Morgan Stanley:
                     36,500,000   If credit spreads as             If credit spreads as represented        3/1/09       (7,937,351)
                                  represented by the Lehman        by the Lehman Brothers U.S. CMBS
                                  Brothers U.S. CMBS AAA Index     AAA Index narrow, receives the
                                  widen, pays the spread change*   spread change*

                     15,820,000   If credit spreads as             If credit spreads as represented        3/1/09       (6,787,201)
                                  represented by the Lehman        by the Lehman Brothers U.S.
                                  Brothers U.S. CMBS AAA 8.5+      CMBS AAA 8.5+ Index narrow,
                                  Index widen, pays the spread     receives the spread
                                  change plus 250 basis points*    change*

                     14,140,000   If credit spreads as
                                  represented by the Lehman        If credit spreads as represented        3/1/09       (6,021,850)
                                  Brothers U.S. CMBS AAA 8.5+      by the Lehman Brothers U.S. CMBS
                                  Index widen, pays the spread     AAA 8.5+ Index narrow, receives
                                  change plus 350 basis points*    the spread change*

                     43,860,000   If credit spreads as
                                  represented by the Lehman        If credit spreads as represented       12/1/08      (18,776,212)
                                  Brothers U.S. CMBS AAA 8.5+      by the Lehman Brothers U.S. CMBS
                                  Index widen, pays the spread     AAA 8.5+ Index narrow, receives
                                  change minus 50 basis points*    the spread change*

                     11,200,000   If credit spreads as
                                  represented by the Lehman        If credit spreads as represented       12/1/08       (4,799,444)
                                  Brothers U.S. CMBS AAA 8.5+      by the Lehman Brothers U.S. CMBS
                                  Index widen, pays the spread     AAA 8.5+ Index narrow, receives
                                  change minus 65 basis points*    the spread change*


                      23 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                      4,530,000   If credit spreads as             If credit spreads as represented        2/1/09       (1,918,935)
                                  represented by the Lehman        by the Lehman Brothers U.S.
                                  Brothers U.S. CMBS AAA 8.5+      CMBS AAA 8.5+ Index narrow,
                                  Index widen, pays the spread     receives the spread
                                  change minus 95 basis points*    change*

                      4,530,000   If credit spreads as
                                  represented by the Lehman        If credit spreads as represented        2/1/09       (1,939,616)
                                  Brothers U.S. CMBS AAA 8.5+      by the Lehman Brothers U.S. CMBS
                                  Index widen, pays the spread     AAA 8.5+ Index narrow, receives
                                  change minus 95 basis points*    the spread change*

                      4,130,000   If credit spreads as
                                  represented by the Lehman        If credit spreads as represented        2/1/09       (1,762,550)
                                  Brothers U.S. CMBS AAA 8.5+      by the Lehman Brothers U.S. CMBS
                                  Index widen, pays the spread     AAA 8.5+ Index narrow, receives
                                  change minus 50 basis points*    the spread change*
                                                                                                                      ------------
                                                                                                                       (49,943,159)
                                                                                                                      ------------
                                                                                                                      $(95,859,249)
                                                                                                                      ============

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviation is as follows:

CMBS  Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is


                      24 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase


                      25 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $311,031,164
Sold securities                    40,611,231

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of November 30, 2008, securities with an aggregate market value of $1,524,232, representing 0.10% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment


                      26 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.


                      27 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the year ended November 30, 2008 was as follows:

                                        CALL OPTIONS               PUT OPTIONS
                            NUMBER OF     AMOUNT OF    NUMBER OF    AMOUNT OF
                            CONTRACTS     PREMIUMS     CONTRACTS     PREMIUMS
                            ---------   ------------   ---------   -----------
Options outstanding as of
   August 31, 2008            28,025    $  1,725,404     31,190    $14,962,368
Options written              106,960       9,531,859     15,628      9,660,963
Options closed or expired   (126,335)    (10,518,407)   (15,688)    (6,182,119)
Options exercised             (2,650)       (392,598)   (10,643)    (5,970,102)
                            --------    ------------    -------    -----------
Options outstanding as of
   November 30, 2008           6,000    $    346,258     20,487    $12,471,110
                            ========    ============    =======    ===========

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in teh contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual and as a component of unrealized gain or losss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.


                      28 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractively priced in the bond market. The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. In addition, the Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.


                      29 | Oppenheimer Capital Income Fund

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

ILLIQUID SECURITIES

As of November 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of November 30, 2008, the Fund had on loan securities valued at $2,186,806. Collateral of $2,240,753 was received for the loans, of which all was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,480,200,245
Federal tax cost of other investments     (152,297,756)
                                        --------------
Total federal tax cost                  $2,327,902,489
                                        ==============
Gross unrealized appreciation           $  201,742,465
Gross unrealized depreciation             (896,578,249)
                                        --------------
Net unrealized depreciation             $ (694,835,784)
                                        ==============


                      30 | Oppenheimer Capital Income Fund


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund


By: /s/ John V. Murphy
    ------------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ------------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009